LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Oct. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet and Additional Disclosures

The following summarizes the carrying amounts of the assets and liabilities of Ethan NY at October 31, 2019 and 2018 (see Note 14):

	October 31,
	2019	2018
Assets	$-	$-

Liabilities:

Accounts Payable	$94,835	$94,835
Accrued Expenses	31,016	31,016
	$125,851	$125,851